Consolidation, Organization, Description of Business and Basis of Presentation - Additional Information (Detail)	0 Months Ended
Dec. 31, 2013
14% Note due 2017 [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Debt instrument, interest rate	14.00%
Restricted Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of units to shares	8,121,101
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Conversion of units to shares	45,708,573